Share-based compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 676,303	$ 2,151,844	$ 1,740,861
Compensation cost to non-employees	0	55,944	78,729
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	676,303	2,151,844	1,740,861
Compensation cost to non-employees	0	55,944	78,729
General and Administrative Expense [Member] | Employee Stock Option [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 427,989	$ 2,095,900	$ 1,662,132